The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.5%
$188,662	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.482%, 3/25/2036[1,2,3]	$132,141
	Affirm Asset Securitization Trust 2021-A
200,000	Series 2021-A, Class D, 3.490%, 8/15/2025[2,4]	202,909
150,000	Series 2021-A, Class E, 5.650%, 8/15/2025[2,4]	151,866
250,000	AIMCO CLO Series 2017-A Series 2017-AA, Class SUB, 0.000%, 4/20/2034[2,3,4]	210,755
	Aqua Finance Trust
121,673	Series 2019-A, Class A, 3.140%, 7/16/2040[2,4]	125,051
150,000	Series 2020-AA, Class B, 2.790%, 7/17/2046[2,4]	154,062
150,000	Series 2020-AA, Class C, 3.970%, 7/17/2046[2,4]	157,854
350,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, Class SUB, 0.000%, 4/20/2034[2,3,4]	305,329
227,778	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.875%, 1/25/2038[1,2]	156,872
	Connecticut Avenue Securities Trust
250,000	Series 2019-R04, Class 2B1, 5.341% (1-Month USD Libor+525 basis points), 6/25/2039[2,3,4,5]	259,913
250,000	Series 2020-R02, Class 2B1, 3.092% (1-Month USD Libor+300 basis points), 1/25/2040[2,3,4,5]	248,769
300,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/2025[2,4]	311,441
133,039	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.283% (1-Month USD Libor+19 basis points), 10/19/2036[2,3,5]	118,812
72,232	Fannie Mae Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.642% (1-Month USD Libor+255 basis points), 12/25/2030[2,3,5]	73,603
500,000	FMC GMSR Issuer Trust Series 2019-GT1, Class B, 5.660%, 5/25/2024[2,3,4]	502,225
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[2,4]	157,179
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.768% (SOFR30A+375 basis points), 1/25/2051[2,3,4,5]	106,260
500,000	Freddie Mac STACR REMIC Trust 2021-DNA1 Series 2021-DNA1, Class B1, 2.668% (SOFR30A+265 basis points), 1/25/2051[2,3,4,5]	496,429
307,274	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3, 4.741% (1-Month USD Libor+465 basis points), 10/25/2028[2,3,5]	321,277
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.459%, 10/25/2050[1,2,3,4]	306,585
174,197	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 2.863%, 3/25/2047[1,2,3]	139,593

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 6.690% (3-Month USD Libor+650 basis points), 1/18/2028[2,3,4,5]	$244,269
375,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class E, 9.005% (3-Month USD Libor+885 basis points), 8/20/2031[2,3,4,5]	375,163
90,093	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/2043[2,4]	83,371
	Multifamily Connecticut Avenue Securities Trust
78,063	Series 2020-01, Class M7, 2.042% (1-Month USD Libor+195 basis points), 3/25/2050[2,3,4,5]	78,390
100,000	Series 2020-01, Class M10, 3.841% (1-Month USD Libor+375 basis points), 3/25/2050[2,3,4,5]	104,387
233,778	New Residential Mortgage Loan Trust 2019-1 Series 2019-1A, Class B6B, 3.279%, 9/25/2057[2,3,4]	218,851
353,946	Nomura Asset Acceptance Corp. Alternative Loan Trust Series Series 2006-AP1, Class A3, 5.654%, 1/25/2036[1,2,3]	153,352
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.642% (1-Month USD Libor+255 basis points), 7/25/2029[2,3,4,5]	251,501
1,000,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/2027[2,3,4]	855,335
2,250,000	Palmer Square Loan Funding 2020-4 Ltd. Series 2020-4A, Class SUB, 0.000%, 11/25/2028[2,3,4]	2,272,705
1,250,000	Palmer Square Loan Funding 2021-1 Ltd. Series 2021-1A, Class SUB, 0.000%, 4/20/2029[2,3,4]	1,281,831
2,150,000	Palmer Square Loan Funding 2021-2 Ltd. Series 2021-2A, Class SUB, 0.000%, 5/20/2029[2,3,4]	2,150,733
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/2027[2,3,4]	821,607
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/2027[2,3,4]	1,316,532
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/2028[2,3,4]	1,133,901
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/2028[2,3,4]	614,870
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/2028[2,3,4]	1,506,831
1,500,000	Series 2021-2WH Class SUB, 0.000% 4/20/2029[2,3,4,6]	1,500,000
500,000	Radnor Ltd. Series 2019-1, Class M2, 3.291% (1-Month USD Libor+320 basis points), 2/25/2029[2,3,4,5]	508,139
340,000	Residential Mortgage Loan Trust 2020-1 Series 2020-1, Class B2, 4.665%, 2/25/2024[2,3,4]	350,567
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 8.275% (3-Month USD Libor+812 basis points), 2/20/2033[2,3,4,5]	248,807

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Upstart Securitization Trust
$117,998	Series 2018-1, Class D, 6.147%, 8/20/2025[2,4]	$119,604
350,000	Series 2019-3, Class C, 5.381%, 1/21/2030[2,4]	364,150
40,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[2,4]	40,425
34,822	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 2.997%, 1/25/2037[2,3]	33,485
227,837	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.346%, 9/27/2035[1,2,3,4]	191,198
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/2023[2,3,4,5]	100,752
	TOTAL ASSET-BACKED SECURITIES
	(Cost $20,915,964)	21,559,681

	BANK LOANS — 8.8%
	Advantage Capital Holdings LLC
1,097,674	5.000% Cash and 8.000% PIK, 1/29/2025[6,10]	1,110,077
1,242,041	5.000% Cash and 8.000% PIK, 1/29/2025[6,10]	1,256,076
	BJ Services
828,399	11.830%, 1/3/2023[6]	828,399
475,000	11.830%, 1/3/2023[6]	460,750
2,377,166	Challenge Manufacturing Company, LLC 10.000%, 12/18/2025[6]	2,317,737
563,100	Juul 9.500%, 8/1/2023[6]	551,838
1,975,000	Penney Borrower LLC 9.250%, 11/23/2025[6]	1,955,250
236,284	Premier Brands Group Holdings LLC 9.116%, 3/20/2024[6]	216,200
	Wellbore Integrity Solutions, LLC
2,184,625	8.500%, 12/31/2024[6]	2,184,625
2,220,269	12.285%, 12/31/2024[6]	2,198,067
	TOTAL BANK LOANS
	(Cost $13,053,465)	13,079,019

Number of Shares
	CLOSED-END FUNDS — 38.5%
20,178	Aberdeen Emerging Markets Equity Income Fund, Inc.[1]	182,611
2,841	Aberdeen Income Credit Strategies Fund	31,592
2,303	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	29,041
14,051	Calamos Long/Short Equity & Dynamic Income Trust	292,331
817,811	Cliffwater Corporate Lending Fund - Class I	8,660,615
1,273	Clough Global Equity Fund	18,789

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
148,470	Conversus StepStone Private Markets	$6,310,755
20,701	Cornerstone Strategic Value Fund, Inc.	240,339
170,860	Driehaus Event Driven Fund	2,523,610
9,694	DTF Tax-Free Income, Inc.	145,410
35,745	Eaton Vance Floating-Rate Income Plus Fund[6]	29,459
23,378	Eaton Vance Floating-Rate Income Trust	336,409
5,922	Eaton Vance New York Municipal Income Trust	88,652
97,545	Eaton Vance Senior Income Trust1	663,306
17,736	First Trust Senior Floating Rate 2022 Target Term Fund	168,847
178,973	Glenmede Secured Options Portfolio - Class Institutional*	2,570,058
353,274	Griffin Institutional Access Credit Fund - Class I	8,672,886
14,020	Guggenheim Enhanced Equity Income Fund	120,712
81,405	Invesco Senior Income Trust	363,066
18,749	Kayne Anderson NextGen Energy & Infrastructure, Inc.	141,930
190	Liberty All Star Growth Fund, Inc.	1,689
45,582	Miller/Howard High Dividend Fund	477,699
57,745	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	353,399
6,713	NexPoint Strategic Opportunities Fund[1]	92,371
18,944	Nuveen Corporate Income November 2021 Target Term Fund	178,453
456,436	Palmer Square Opportunistic Income Fund	8,580,991
16,617	Pershing Square Holdings Ltd.[7]	608,681
29,056	PIMCO Energy & Tactical Credit Opportunities Fund	363,200
7,065	Pioneer Municipal High Income Trust	91,704
961,976	Pomona Investment Fund	13,238,709
283,550	Saba Capital Income & Opportunities Fund[1]	1,335,521
4,197	Templeton Emerging Markets Income Fund	33,450
1,515	Tortoise Midstream Energy Fund, Inc.	45,329
37,565	Virtus AllianzGI Convertible & Income Fund II	200,973
5,714	Voya Global Advantage and Premium Opportunity Fund	56,054
	TOTAL CLOSED-END FUNDS
	(Cost $52,265,000)	57,248,641

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
$250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.191% (1-Month USD Libor+310 basis points), 4/25/2029[2,3,4,5]	253,958
226,316	BX Commercial Mortgage Trust Series 2019-XL, Class J, 2.723% (1-Month USD Libor+265 basis points), 10/15/2036[3,4,5]	226,996
917,066	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 1.290%, 2/25/2035[2,3]	18,336

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Connecticut Avenue Securities Trust
$88,684	Series 2019-R01, Class 2M2, 2.541% (1-Month USD Libor+245 basis points), 7/25/2031[2,3,4,5]	$89,241
52,422	Series 2019-R03, Class 1M2, 2.241% (1-Month USD Libor+215 basis points), 9/25/2031[2,3,4,5]	52,835
250,000	Series 2019-R06, Class 2B1, 3.841% (1-Month USD Libor+375 basis points), 9/25/2039[2,3,4,5]	253,980
43,685	Connecticut Avenue Securities Trust Series 2019-R05, Class 1M2, 2.092% (1-Month USD Libor+200 basis points), 7/25/2039[2,3,4,5]	43,885
500,000	Connecticut Avenue Securities Trust 2019-HRP1 Series 2019-HRP1, Class B1, 9.341% (1-Month USD Libor+925 basis points), 11/25/2039[2,3,4,5]	533,222
514,822	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 2.188%, 11/19/2044[2,3]	23,191
750,000	Eagle RE 2020-1 Ltd. Series 2020-1, Class M2, 2.092% (1-Month USD Libor+200 basis points), 1/25/2030[2,3,4,5]	737,746
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[2,4]	206,120
	Freddie Mac Structured Agency Credit Risk Debt Notes
249,831	Series 2018-SPI2, Class B, 3.815%, 5/25/2048[2,3,4]	242,296
489,221	Series 2018-SPI3, Class B, 4.147%, 8/25/2048[2,3,4]	479,795
242,273	Series 2018-SPI4, Class B, 4.489%, 11/25/2048[2,3,4]	240,844
163,267	Luminent Mortgage Trust Series 2006-5, Class A1A, 0.472% (1-Month USD Libor+38 basis points), 7/25/2036[2,3,5]	124,598
200,530	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.432% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,5]	104,647
	RALI Trust
102,541	Series 2006-QA10, Class A1, 0.277% (1-Month USD Libor+19 basis points), 12/25/2036[2,3,5]	100,090
219,247	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[1,2]	214,679
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/2059[2,3,4]	102,664
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,951,062)	4,049,123

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.3%
	AEROSPACE/DEFENSE — 0.0%
10	Teledyne Technologies, Inc.*	$4,188

	AEROSPACE/DEFENSE-EQUIPMENT — 0.0%
514	Aerojet Rocketdyne Holdings, Inc.	24,821

	APPLICATIONS SOFTWARE — 0.1%
1,122	Nuance Communications, Inc.*	61,082

	COMMERCIAL SERVICES-FINANCE — 0.0%
331	IHS Markit Ltd.7	37,290

	COMPUTER SOFTWARE — 0.1%
1,715	Slack Technologies, Inc. - Class A*	75,974
846	Talend S.A. - ADR*,7	55,498
		131,472
	ELECTRIC-INTEGRATED — 0.0%
898	PNM Resources, Inc.	43,796

	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 0.1%
381	Xilinx, Inc.	55,108

	INSURANCE BROKERS — 0.1%
388	Willis Towers Watson PLC[7]	89,248

	INVESTMENT COMPANIES — 0.5%
14,485	Barings BDC, Inc.	152,962
36,536	First Eagle Alternative Capital BDC, Inc.	166,604
51,136	Oaktree Specialty Lending Corp.[1]	342,100
		661,666
	LIFE/HEALTH INSURANCE — 0.0%
718	Athene Holding Ltd. - Class A*,7	48,465

	MEDICAL INFORMATION SYSTEMS — 0.0%
1,225	Change Healthcare, Inc.*	28,224

	MEDICAL LABS & TESTING SERVICES — 0.0%
540	PPD, Inc.*	24,889

	MEDICAL-DRUGS — 0.0%
311	PRA Health Sciences, Inc.*	51,380

	MEDICAL-HM — 0.0%
382	Magellan Health, Inc.*	35,984

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OFFICE FURNISHINGS — 0.0%
2,100	Knoll, Inc.	$54,579

	PROPERTY/CASUALTY INSURANCE — 0.1%
1,900	Watford Holdings Ltd.*,7	66,481

	REITS-SHOPPING CENTERS — 0.0%
1,356	Weingarten Realty Investors - REIT	43,487

	RETAIL-SPORTING GOODS — 0.0%
1,004	Sportsman's Warehouse Holdings, Inc.*	17,841

	SEMICON COMPONENTS-INTEGRATED CIRCUITS — 0.0%
504	Maxim Integrated Products, Inc.	53,101

	SPECIFIED PURPOSE ACQUISITIONS — 1.3%
2,010	10X Capital Venture Acquisition Corp. - Class A*	20,020
136	7GC & Co. Holdings, Inc. - Class A*	1,319
94	ABG Acquisition Corp. I - Class A*,7	926
1,722	Accelerate Acquisition Corp. - Class A*	16,686
2,247	Agba Acquisition Ltd.*,7	24,110
2,575	Aldel Financial, Inc.*	26,265
300	Altitude Acquisition Corp. - Class A*	2,937
1,724	American Acquisition Opportunity, Inc. - Class A*	17,119
1,022	Americas Technology Acquisition Corp.*,7	10,220
2,490	Amplitude Healthcare Acquisition Corp. - Class A*	24,776
3,489	Apollo Strategic Growth Capital - Class A*,7	34,122
568	Astrea Acquisition Corp. - Class A*	5,476
2,860	Athlon Acquisition Corp. - Class A*	27,685
3,824	Atlantic Avenue Acquisition Corp. - Class A*	37,131
2,816	Austerlitz Acquisition Corp. I - Class A*,7	27,935
1,704	Austerlitz Acquisition Corp. II - Class A*,7	16,580
2,120	Benessere Capital Acquisition Corp. - Class A*	21,200
1,658	Better World Acquisition Corp.*	16,580
1,705	Blue Water Acquisition Corp. - Class A*	17,186
1,207	Breeze Holdings Acquisition Corp.*	12,094
1,299	Brilliant Acquisition Corp.*,7	13,003
1,722	Build Acquisition Corp. - Class A*	16,652
2,030	Bull Horn Holdings Corp.*,7	19,996
1,450	Burgundy Technology Acquisition Corp. - Class A*,7	14,283
216	Capstar Special Purpose Acquisition Corp. - Class A*	2,115
585	CC Neuberger Principal Holdings III - Class A*,7	5,721
135	CF Acquisition Corp. IV - Class A*	1,308

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,720	CF Acquisition Corp. VIII - Class A*	$16,959
252	CF Finance Acquisition Corp. III - Class A*	2,528
1,662	Chardan Healthcare Acquisition 2 Corp.*	16,487
2,875	Churchill Capital Corp. VII - Class A*	27,974
15	Colicity, Inc. - Class A*	146
642	Concord Acquisition Corp. - Class A*	6,324
351	Corner Growth Acquisition Corp. - Class A*,7	3,419
1,712	DD3 Acquisition Corp. II*	16,966
930	DHC Acquisition Corp. - Class A*,7	9,021
1,068	Dune Acquisition Corp. - Class A*	10,445
1,578	East Resources Acquisition Co. - Class A*	15,401
2,245	East Stone Acquisition Corp.*,7	22,652
1,760	Edify Acquisition Corp. - Class A*	16,949
923	Edoc Acquisition Corp. - Class A*,7	9,295
702	EdtechX Holdings Acquisition Corp. II*	6,971
237	EJF Acquisition Corp. - Class A*,7	2,287
1,419	Empower Ltd. - Class A*,7	14,204
1,410	Eucrates Biomedical Acquisition Corp.*,7	13,881
2,109	Far Peak Acquisition Corp. - Class A*,7	20,985
1,712	FAST Acquisition Corp. II - Class A*	16,752
3,106	FG New America Acquisition Corp. - Class A*	31,712
47	FS Development Corp. II - Class A*	470
594	Fusion Acquisition Corp. - Class A*	5,910
3,118	Galileo Acquisition Corp.*, 1,7	31,180
1,220	Genesis Park Acquisition Corp. - Class A*,7	12,578
2,109	Globis Acquisition Corp.*	21,090
142	Golden Falcon Acquisition Corp. - Class A*	1,380
1,582	Goldenbridge Acquisition Ltd.*,7	15,535
1,401	Good Works Acquisition Corp.*	13,940
661	Gores Holdings VII, Inc. - Class A*	6,544
255	Gores Metropoulos II, Inc. - Class A*	2,522
3,975	Greenrose Acquisition Corp.*	39,710
102	Healthcare Services Acquisition Corp. - Class A*	987
1,796	Hennessy Capital Investment Corp V*	18,158
3,548	IG Acquisition Corp. - Class A*	34,558
2,192	Isleworth Healthcare Acquisition Corp.*	21,482
1,392	Isos Acquisition Corp. - Class A*,7	13,753
592	Jack Creek Investment Corp. - Class A*,7	5,719
2,848	Jaws Mustang Acquisition Corp. - Class A*,7	27,797
562	Kairos Acquisition Corp. - Class A*,7	5,451
1,069	Khosla Ventures Acquisition Co. III - Class A*	10,583

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,160	Kingswood Acquisition Corp. - Class A*	$11,638
682	KINS Technology Group, Inc. - Class A*	6,725
1,804	KKR Acquisition Holdings I Corp. - Class A*	17,715
478	KludeIn I Acquisition Corp. - Class A*	4,680
1,038	L&F Acquisition Corp. - Class A*,7	10,359
2,508	Levere Holdings Corp. - Class A*,7	24,528
464	Lifesci Acquisition II Corp.*	4,640
1,868	Lionheart Acquisition Corp. II - Class A*	18,418
4,087	LIV Capital Acquisition Corp. - Class A*,7	40,829
699	Live Oak Acquisition Corp. II - Class A*	6,934
628	Malacca Straits Acquisition Co., Ltd. - Class A*,7	6,217
950	MDH Acquisition Corp. - Class A*	9,158
474	Medicus Sciences Acquisition Corp. - Class A*,7	4,574
4,094	Merida Merger Corp. I*,1	40,735
1,420	Montes Archimedes Acquisition Corp. - Class A*	14,044
1,937	Mountain Crest Acquisition Corp. II*	19,234
2,728	Natural Order Acquisition Corp.*	26,680
1,405	New Beginnings Acquisition Corp.*	14,050
9	New Vista Acquisition Corp. - Class A*,7	87
2,670	Newbury Street Acquisition Corp.*	25,792
1,419	NextGen Acquisition Corp.*,7	14,105
711	Noble Rock Acquisition Corp. - Class A*,7	6,875
2,282	Nocturne Acquisition Corp.*,7	22,501
1,158	Omnichannel Acquisition Corp. - Class A*	11,383
1,936	OTR Acquisition Corp. - Class A*	19,437
564	Periphas Capital Partnering Corp. - Class A*	13,825
3,382	Petra Acquisition, Inc.*	33,854
3,276	Property Solutions Acquisition Corp. II - Class A*	31,548
696	PropTech Investment Corp. II - Class A*	6,779
1,843	PTK Acquisition Corp.*	18,264
1,774	Recharge Acquisition Corp. - Class A*	17,403
1,125	RedBall Acquisition Corp. - Class A*,7	10,991
350	Roth Ch Acquisition II Co.*	3,476
2,778	Sandbridge Acquisition Corp. - Class A*	27,724
1,023	Sandbridge X2 Corp. - Class A*	9,892
351	ScION Tech Growth I - Class A*,7	3,429
2,424	ScION Tech Growth II - Class A*,7	23,513
2,078	Seven Oaks Acquisition Corp. - Class A*	20,551
66	Spartan Acquisition Corp. II*	659
1,206	Spartan Acquisition Corp. III - Class A*	11,795
3,666	Sports Entertainment Acquisition Corp. - Class A*	36,953

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
710	SportsTek Acquisition Corp. - Class A*	$6,830
140	Star Peak Corp. II - Class A*	1,386
904	Sustainable Opportunities Acquisition Corp. - Class A*,7	8,995
14	SVF Investment Corp. 2*,7	139
2,181	SVF Investment Corp. 3 - Class A*,7	21,679
1,896	Tastemaker Acquisition Corp. - Class A*	18,486
1,418	Tekkorp Digital Acquisition Corp. - Class A*,7	13,826
2,463	Thayer Ventures Acquisition Corp. - Class A*	24,753
2,175	Thimble Point Acquisition Corp. - Class A*	21,511
1,623	Trebia Acquisition Corp. - Class A*,7	16,068
2,002	Tuscan Holdings Corp. II*,1	20,120
2,085	Union Acquisition Corp. II*,1,7	21,038
1,990	Ventoux CCM Acquisition Corp.*	19,721
1,475	Vistas Media Acquisition Co., Inc. - Class A*	14,735
1,805	Viveon Health Acquisition Corp.*	17,870
1,418	Yellowstone Acquisition Co. - Class A*	14,251
2,638	Yunhong International - Class A*,7	26,776
968	Zanite Acquisition Corp. - Class A*	9,738
		1,934,066
	TOTAL COMMON STOCKS
	(Cost $3,396,029)	3,467,168

Principal Amount
	CORPORATE BONDS — 0.2%
	FINANCIALS — 0.2%
$81,190	BlackRock Capital Investment Corp. 5.000%, 6/15/20228	82,310
170,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/20262	171,580
50,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/20271,2,4	55,621
		309,511
	TOTAL CORPORATE BONDS
	(Cost $294,404)	309,511

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES — 0.3%
	FINANCIALS — 0.3%
	First Eagle Alternative Capital BDC, Inc.
3,968	6.125%, 10/30/20232	$100,589
3,490	5.000%, 5/25/20262	89,065
2,423	Oxford Square Capital Corp. 6.500%, 3/30/20241,2	61,181
1,728	PennantPark Investment Corp. 5.500%, 10/15/20242	44,099
786	WhiteHorse Finance, Inc. 6.500%, 11/30/20251,2	20,090
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.500%, 3/31/20262	55,142
		370,166
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $364,006)	370,166

	MUTUAL FUNDS — 5.2%
639,493	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	7,737,863
	TOTAL MUTUAL FUNDS
	(Cost $7,650,000)	7,737,863

	PRIVATE INVESTMENT FUNDS — 18.4%
269,516	Bailard Real Estate Investment Trust	7,330,823
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	4,073,392
N/A	Hudson Bay Fund LP	3,044,089
N/A	Linden Investors LP	3,795,125
N/A	Pender Capital Asset Based Lending Fund I, L.P.	524,312
3,081	ShoreBridge Point72 Select, LLC	3,980,791
N/A	Walleye Opportunities Fund LP	4,533,476
N/A	Whitebox Asymmetric Opportunities Fund, LP	122,277
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $23,875,436)	27,404,285

	RIGHTS — 0.0%
2,247	Agba Acquisition Ltd., Expiration Date: September 14, 2021*,7	831
713	Andina Acquisition Corp. III, Expiration Date: June 29, 2021*,7	585
2,120	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	806
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	302
1,299	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,7	468
2,245	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,7	831
923	Edoc Acquisition Corp., Expiration Date: May 9, 2022*,7	383
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 27, 2025*,7	593
3,133	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*	1,723
1,937	Mountain Crest Acquisition Corp. II, Expiration Date: August 31, 2021*	1,646
2,282	Nocturne Acquisition Corp., Expiration Date: September 29, 2021*,7	868

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
1,990	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	$448
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	487
2,638	Yunhong International, Expiration Date: November 3, 2021*,7	923
	TOTAL RIGHTS
	(Cost $0)	10,894

Principal Amount
	U.S. TREASURY BONDS — 0.1%
$222,000	United States Treasury Bond 1.250%, 5/15/2050	181,459
	TOTAL U.S. TREASURY BONDS
	(Cost $169,453)	181,459

Number of Shares
	UNITS — 0.6%
	SPECIFIED PURPOSE ACQUISITIONS — 0.6%
1	7GC & Co. Holdings, Inc.*	10
2	Accelerate Acquisition Corp.*	20
1,456	Ace Global Business Acquisition Ltd.*,7	16,715
36	Advanced Merger Partners, Inc.*	360
2,667	AF Acquisition Corp.*	26,403
23	African Gold Acquisition Corp.*,7	233
1	Americas Technology Acquisition Corp.*,7	10
2,993	Archimedes Tech SPAC Partners Co.*	29,750
1,805	Aries I Acquisition Corp.*,7	18,140
1,438	Artisan Acquisition Corp.*,7	14,323
1	Athlon Acquisition Corp.*	10
236	Atlas Crest Investment Corp. II*	2,369
2	Austerlitz Acquisition Corp. I*,7	21
1,230	Austerlitz Acquisition Corp. II*,7	12,386
70	B Riley Principal 150 Merger Corp.*	708
143	B Riley Principal 250 Merger Corp.*	1,426
2	Benessere Capital Acquisition Corp.*	22
1,458	Big Sky Growth Partners, Inc.*	14,565
2,834	Biotech Acquisition Co.*,7	28,623
2,874	Blue Safari Group Acquisition Corp.*,7	28,654
1	Build Acquisition Corp.*	10
236	Cartesian Growth Corp.*,7	2,355
3	CC Neuberger Principal Holdings III*,7	30
2	CF Acquisition Corp. IV*	20
93	CF Acquisition Corp. VI*	929
2,939	Churchill Capital Corp. VI*	29,743

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1	Churchill Capital Corp. VII*	$10
2,446	Colombier Acquisition Corp.*	24,264
1,215	Corazon Capital V838 Monoceros Corp.*,7	12,150
1	Corner Growth Acquisition Corp.*,7	10
2,805	Corner Growth Acquisition Corp. 2*,7	28,246
2,151	Data Knights Acquisition Corp.*	22,220
1	DD3 Acquisition Corp. II*	11
2,456	Delwinds Insurance Acquisition Corp.*	24,879
1	DHC Acquisition Corp.*,7	10
2,913	DILA Capital Acquisition Corp.*	29,334
1	EdtechX Holdings Acquisition Corp. II*	10
3	FAST Acquisition Corp. II*	30
93	Fintech Evolution Acquisition Group*,7	928
237	Flame Acquisition Corp.*	2,406
473	Foresight Acquisition Corp.*	4,858
391	Fortress Value Acquisition Corp. III*	3,898
93	FTAC Athena Acquisition Corp.*,7	948
476	Fusion Acquisition Corp. II*	4,755
1,457	G Squared Ascend II, Inc.*,7	14,585
706	GigCapital4, Inc.*	7,215
2,888	GigInternational1, Inc.*	28,996
253	Glass Houses Acquisition Corp.*	2,558
1,439	Global Consumer Acquisition Corp.*	14,376
2,532	Global SPAC Partners Co.*,7	24,940
2,932	Golden Path Acquisition Corp.*,7	29,496
2,886	Graf Acquisition Corp. IV*	28,716
3	Hennessy Capital Investment Corp. V*	32
268	InterPrivate II Acquisition Corp.*	2,672
296	InterPrivate III Financial Partners, Inc.*	2,954
2	Isos Acquisition Corp.*,7	20
1	Jack Creek Investment Corp.*,7	10
1	Jaws Mustang Acquisition Corp.*,7	10
1,737	Kadem Sustainable Impact Corp.*	17,266
1	Kairos Acquisition Corp.*,7	10
1	KludeIn I Acquisition Corp.*	10
1,167	Lakeshore Acquisition I Corp.*,7	11,927
2	Levere Holdings Corp.*,7	20
2	Live Oak Acquisition Corp. II*	21
255	Longview Acquisition Corp. II*	2,570
2,862	Maquia Capital Acquisition Corp.*	28,992
238	MCAP Acquisition Corp.*	2,375

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,530	Model Performance Acquisition Corp.*,7	$26,439
284	Moringa Acquisition Corp.*,7	2,854
2,885	Mountain Crest Acquisition Corp. III*	29,139
1,724	NextGen Acquisition Corp. II*,7	18,654
2	Noble Rock Acquisition Corp.*,7	20
94	Novus Capital Corp. II*	951
2,885	OceanTech Acquisitions I Corp.*	28,850
1	Omnichannel Acquisition Corp.*	10
2,504	Orion Biotech Opportunities Corp.*,7	25,290
2,876	Osiris Acquisition Corp.*	28,530
9	Pathfinder Acquisition Corp.*,7	90
3	Periphas Capital Partnering Corp.*	75
9	Pivotal Investment Corp. III*	90
722	Post Holdings Partnering Corp.*	7,502
47	Power & Digital Infrastructure Acquisition Corp.*	475
376	Priveterra Acquisition Corp.*	3,749
470	Progress Acquisition Corp.*	4,714
2	Property Solutions Acquisition Corp. II*	20
2	RedBall Acquisition Corp.*,7	20
1	Sandbridge X2 Corp.*	10
1	ScION Tech Growth I*,7	10
2,885	Senior Connect Acquisition Corp. I*	29,196
1	Seven Oaks Acquisition Corp.*	11
374	Silver Spike Acquisition Corp. II*,7	3,766
2,829	Soaring Eagle Acquisition Corp.*,7	29,959
2,738	SPK Acquisition Corp.*	27,407
187	Tailwind International Acquisition Corp.*,7	1,870
1,722	Tech and Energy Transition Corp.*	17,220
380	Twelve Seas Investment Co. II*	3,785
47	USHG Acquisition Corp.*	471
941	Venus Acquisition Corp.*,7	10,257
		908,007
	TOTAL UNITS
	(Cost $896,656)	908,007

	WARRANTS — 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 30, 2026*	62
574	Accelerate Acquisition Corp., Expiration Date: December 31, 2027*	706
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,7	607
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	37
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	569

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
511	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,7	$332
1,245	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*	1,444
1,163	Apollo Strategic Growth Capital, Expiration Date: October 29, 2027*,7	1,384
284	Astrea Acquisition Corp., Expiration Date: January 13, 2026*	190
1,430	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	1,087
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	1,683
704	Austerlitz Acquisition Corp. I, Expiration Date: February 19, 2026*,7	1,218
426	Austerlitz Acquisition Corp. II, Expiration Date: December 31, 2027*,7	533
1,590	Benessere Capital Acquisition Corp., Expiration Date: December 31, 2027*	875
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	1,658
130	BiomX, Inc., Expiration Date: October 28, 2024*	78
1,705	Blue Water Acquisition Corp., Expiration Date: August 31, 2027*	1,279
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	887
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,7	210
574	Build Acquisition Corp., Expiration Date: April 29, 2023*	517
2,030	Bull Horn Holdings Corp., Expiration Date: October 31, 2025*,7	1,096
725	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,7	689
108	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	97
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,7	149
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	51
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	439
84	CF Finance Acquisition Corp. III, Expiration Date: September 30, 2027*	135
1,662	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	1,065
575	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	799
3	Colicity, Inc., Expiration Date: December 31, 2027*	5
321	Concord Acquisition Corp., Expiration Date: November 28, 2025*	321
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,7	140
856	DD3 Acquisition Corp. II, Expiration Date: December 10, 2027*	1,301
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,7	307
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	427
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	828
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	616
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,7	323
351	Edtechx Holdings Acquisition Corp., Expiration Date: June 14, 2027*	215
79	EJF Acquisition Corp., Expiration Date: February 28, 2027*,7	65
473	Empower Ltd., Expiration Date: November 30, 2027*,7	889
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,7	484
703	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,7	998
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	535
1,553	FG New America Acquisition Corp., Expiration Date: August 31, 2027*	3,417
297	Fusion Acquisition Corp., Expiration Date: June 1, 2027*	416
3,118	Galileo Acquisition Corp., Expiration Date: October 31, 2026*,7	3,648

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
610	Genesis Park Acquisition Corp., Expiration Date: May 27, 2027*,7	$1,488
1,266	Global SPAC Partners Co., Expiration Date: November 30, 2027*,7	671
2,109	Globis Acquisition Corp., Expiration Date: November 1, 2025*	1,476
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	66
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 28, 2025*,7	491
700	Good Works Acquisition Corp., Expiration Date: October 22, 2025*	1,176
51	Gores Metropoulos II, Inc., Expiration Date: January 31, 2028*	71
3,975	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*	2,862
51	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	45
449	Hennessy Capital Investment Corp. V, Expiration Date: January 11, 2026*	1,096
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	1,987
1,096	Isleworth Healthcare Acquisition Corp., Expiration Date: August 2, 2027*	767
464	Isos Acquisition Corp., Expiration Date: March 1, 2026*,7	464
296	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,7	240
712	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,7	897
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,7	222
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	609
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	285
451	KKR Acquisition Holdings I Corp., Expiration Date: December 31, 2027*	532
238	KLDiscovery, Inc., Expiration Date: December 19, 2024*	76
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	183
519	L&F Acquisition Corp., Expiration Date: May 23, 2027*,7	431
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	1,246
836	Levere Holdings Corp., Expiration Date: December 31, 2028*,7	836
934	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	859
4,087	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,7	3,883
233	Live Oak Acquisition Corp. II, Expiration Date: December 7, 2025*	524
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,7	301
475	MDH Acquisition Corp., Expiration Date: February 2, 2028*	347
52	Medicus Sciences Acquisition Corp., Expiration Date: December 31, 2027*,7	53
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*	2,436
710	Montes Archimedes Acquisition Corp., Expiration Date: December 31, 2025*	1,093
1,894	Natural Order Acquisition Corp., Expiration Date: September 15, 2025*	1,364
1,405	New Beginnings Acquisition Corp., Expiration Date: November 1, 2026*	1,630
3	New Vista Acquisition Corp., Expiration Date: December 31, 2027*,7	3
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	988
237	Noble Rock Acquisition Corp., Expiration Date: December 31, 2027*,7	195
579	Omnichannel Acquisition Corp., Expiration Date: December 30, 2027*	591
968	OTR Acquisition Corp., Expiration Date: December 31, 2025*	813
141	Periphas Capital Partnering Corp., Expiration Date: December 10, 2028*	303
3,382	Petra Acquisition, Inc., Expiration Date: May 25, 2027*	2,165
819	Property Solutions Acquisition Corp. II, Expiration Date: March 1, 2026*	1,073

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
232	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	$234
1,843	PTK Acquisition Corp., Expiration Date: December 31, 2025*	958
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	727
375	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,7	405
175	Roth Ch Acquisition II Co., Expiration Date: September 16, 2025*	280
1,389	Sandbridge Acquisition Corp., Expiration Date: September 14, 2027*	1,945
341	Sandbridge X2 Corp., Expiration Date: December 31, 2027*	358
117	ScION Tech Growth I, Expiration Date: November 1, 2025*,7	123
808	ScION Tech Growth II, Expiration Date: January 28, 2026*,7	747
1,039	Seven Oaks Acquisition Corp., Expiration Date: December 22, 2025*	1,184
1,833	Sports Entertainment Acquisition Corp., Expiration Date: October 30, 2025*	3,996
355	SportsTek Acquisition Corp., Expiration Date: December 31, 2027*	270
35	Star Peak Corp. II, Expiration Date: December 24, 2025*	62
452	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,7	651
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	702
709	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*,7	744
527	Thayer Ventures Acquisition Corp., Expiration Date: January 1, 2030*	685
725	Thimble Point Acquisition Corp., Expiration Date: February 4, 2026*	1,015
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	1,011
1,990	Union Acquisition Corp. II, Expiration Date: April 1, 2025*,7	1,811
1,990	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	717
1,475	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	1,726
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	634
709	Yellowstone Acquisition Co., Expiration Date: October 21, 2025*	560
1,319	Yunhong International, Expiration Date: January 31, 2027*,7	726
484	Zanite Acquisition Corp, Expiration Date: October 8, 2025*	590
	TOTAL WARRANTS
	(Cost $0)	94,510
	SHORT-TERM INVESTMENTS — 8.0%
11,857,112	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.026%1,9	11,857,112
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,857,112)	11,857,112
	TOTAL INVESTMENTS — 99.7%
	(Cost $138,688,587)	148,277,439

	Assets in Excess of Other Liabilities — 0.3%	388,393
	TOTAL NET ASSETS — 100.0%	$148,665,832

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (1.2)%
	COMMON STOCKS — (0.3)%
	AEROSPACE/DEFENSE — 0.0%
(11)	Teledyne Technologies, Inc.*	$(4,607)

	COMMERCIAL SERVICES-FINANCE — 0.0%
(94)	S&P Global, Inc.	(38,582)

	ELECTRONIC COMPONENTS-SEMICONDUCTOR — (0.1)%
(659)	Advanced Micro Devices, Inc.*	(61,900)
(2)	Marvell Technology Group Ltd.	(117)
		(62,017)
	ENTERPRISE SOFTWARE/SERVICE — 0.0%
(133)	salesforce.com, Inc.*	(32,488)

	HOME FURNISHINGS — 0.0%
(671)	Herman Miller, Inc.	(31,631)

	INSURANCE BROKERS — (0.1)%
(419)	Aon PLC - Class A7	(100,040)

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.0%
(825)	Apollo Global Management, Inc.	(51,315)

	MEDICAL LABS & TESTING SERVICES — 0.0%
(128)	ICON PLC*,[7]	(26,459)

	REITS-SHOPPING CENTERS — 0.0%
(1,910)	Kimco Realty Corp. - REIT	(39,823)

	SEMICON COMPONENTS-INTEGRATED CIRCUITS — (0.1)%
(317)	Analog Devices, Inc.	(54,575)
	TOTAL COMMON STOCKS
	(Proceeds $429,192)	(441,537)

	EXCHANGE-TRADED FUNDS — (0.9)%
(22,669)	Invesco Senior Loan ETF	(502,118)
(1,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(109,960)
(1,792)	SPDR S&P 500 ETF Trust - ETF	(767,084)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,356,682)	(1,379,162)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,785,874)	$(1,820,699)

ADR — American Depository Receipt

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,145,354.
[2] Callable.
[3] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $23,949,749, which represents 16.11% of total net assets of the Fund.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 9.83% of Net Assets. The total value of these securities is $14,608,478.
[7] Foreign security denominated in U.S. Dollars.
[8] Convertible security.
[9] The rate is the annualized seven-day yield at period end.
[10] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

See accompanying Notes to Schedule of Investments.

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

June 30, 2021

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust [a]	Quarterly	30 Days	$7,400,000	$7,330,823	1/1/2019
Conversus StepStone Private Markets	Quarterly	90 Days	6,000,000	6,310,755	4/1/2021
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	3,200,000	4,073,392	10/1/2018
Hudson Bay Fund LP [a]	Quarterly [c]	65 Days	3,000,000	3,044,089	4/1/2021
Linden Investors LP [a]	Quarterly [d]	65 Days	2,700,000	3,795,125	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P. [a]	Quarterly	90 Days	524,312	524,312	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	9,735,511	13,238,709	10/1/2018
ShoreBridge Point72 Select, LLC [a]	Quarterly [b]	55 Days	3,450,000	3,980,791	5/1/2019
Walleye Opportunities Fund LP [a]	Monthly [d]	45 Days	3,425,000	4,533,476	12/1/2018
Whitebox Asymmentric Opportunities Fund, LP [a]	Quarterly [d]	60 Days	176,124	122,277	10/1/2018
Totals			$39,610,947	$46,953,749

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

c The Private Investment Fund can institute a gate provision on redemptions at the Limited Partner level of 25% - 50% of the fair value of the investment in the Private Investment Fund.

d The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

The Relative Value Fund

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

Note 1 – Valuation of Investments

The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Relative Value Fund

Notes to Schedule of Investments - Continued

June 30, 2021 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds and Private Investment Funds with a fair value of $46,953,749 are excluded from the fair value hierarchy as of June 30, 2021.

The Relative Value Fund

Notes to Schedule of Investments - Continued

June 30, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$20,059,681	$1,500,000	$21,559,681
Bank Loans	-	-	13,079,019	13,079,019
Closed-End Funds	37,669,718	-	29,459	37,699,177
Collateralized Mortgage Obligations	-	4,049,123	-	4,049,123
Common Stocks*	3,467,168	-	-	3,467,168
Corporate Bonds**	-	309,511	-	309,511
Exchange-Traded Debt Securities Financials	370,166	-	-	370,166
Mutual Funds	7,737,863	-	-	7,737,863
Rights	10,894	-	-	10,894
U.S. Treasury Bonds**	-	181,459	-	181,459
Units	908,007	-	-	908,007
Warrants	94,510	-	-	94,510
Short-Term Investments	11,857,112	-	-	11,857,112
Subtotal	$62,115,438	$24,599,774	$14,608,478	$101,323,690
Closed End Funds				$19,549,464
Private Investment Funds				$27,404,285
Total Investments				$148,277,439

Liabilities
Securities Sold Short
Common Stocks*	$441,537	$-	$-	$441,537
Exchange-Traded Funds	1,379,162	-	-	1,379,162
Total Securities Sold Short	$1,820,699	$-	$-	$1,820,699

*All common stocks and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks and common stocks held short by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds and U.S. Treasury bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds and U.S. Treasury bonds by major industry classification, please refer to the Schedule of Investments.